Equity Award Plans - Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.90%	1.20%	0.00%
Risk-free interest rate, maximum	2.20%	2.10%	2.00%
Volatility, minimum	46.00%	47.00%	24.00%
Volatility, maximum	49.00%	51.00%	50.00%
Dividend yield	0.00%	0.00%	0.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 6.86	$ 0.00	$ 0.00
Risk-free interest rate	1.40%	0.00%	0.00%
Expected term (in years)	6 months 7 days	0 years	0 years
Volatility	29.90%	0.00%	0.00%
Dividend yield	0.00%	0.00%	0.00%
Minimum | Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years	1 month 6 days
Maximum | Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years 1 month 6 days	8 years 1 month 6 days	6 years 2 months 12 days
Common stock | Minimum | Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 16.73	$ 15.78	$ 8.32
Common stock | Maximum | Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of common stock (in dollars per share)	$ 31.16	$ 21.56	$ 18.92